Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities.
Schedule of other liabilities

	2023	2022
Other liabilities	£m	£m
Lease liabilities	670	1,118
Provisions for liabilities and charges	990	1,138
Retirement benefit liabilities (Note 5)	99	98
Accruals	1,411	1,407
Deferred income	402	355
Current tax	332	55
Deferred tax (Note 7)	141	227
Acceptances	575	237
Other liabilities (1)	582	711
Total	5,202	5,346

(1)	Other liabilities include liabilities of disposal groups of £3 million (2022 - £15 million). Refer to Note 8 for further information.

Schedule of provisions for liabilities and charges

		Litigation
	Customer	and other		Commitments
	redress	regulatory	Property	and guarantees	Other (1)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2023	431	240	154	87	226	1,138
Expected credit loss impairment release	—	—	—	(9)	—	(9)
Currency translation and other movements	(5)	(9)	—	—	(6)	(20)
Charge to income statement	276	21	41	—	136	474
Release to income statement	(36)	(33)	(64)	—	(28)	(161)
Provisions utilised	(180)	(63)	(32)	—	(157)	(432)
At 31 December 2023	486	156	99	78	171	990

(1)	Other materially comprises provisions relating to restructuring costs.